Label	Element	Value
Templeton Global Smaller Companies Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 34 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 57 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.75% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	15.75%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world. The Fund defines smaller companies as those with market capitalizations not exceeding the highest float-adjusted market capitalization in the Fund’s benchmark. As of November 28, 2025, (the date of the last reconstitution of the benchmark), the largest company in the MSCI All Country World Small Cap Index had a float-adjusted market capitalization of $29.10 billion.

The securities in which the Fund invests are primarily or predominantly common stocks. The Fund may invest a significant amount of its assets in the securities of companies located in emerging markets. The Fund will invest its assets in issuers located in at least three different countries (including the United States) and will invest at least 40% of its net assets in foreign securities.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

The investment manager may consider selling a security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, when the investment manager believes that the market capitalization of a security has become too large, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may also use a variety of equity-related derivatives, which may include equity futures and equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to particular markets in more efficient or less expensive ways.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2	23.96%
Worst Quarter:	2020, Q1	-30.36%

As of September 30, 2025, the Fund’s year-to-date return was 5.73%.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Templeton Global Smaller Companies Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Templeton Global Smaller Companies Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Templeton Global Smaller Companies Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Templeton Global Smaller Companies Fund | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Templeton Global Smaller Companies Fund | Small Capitalization Companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small Capitalization Companies: Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Templeton Global Smaller Companies Fund | Liquidity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Templeton Global Smaller Companies Fund | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

The risks of foreign investments may be greater in developing or emerging market countries.

Templeton Global Smaller Companies Fund | Regional
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, including Europe, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. Current uncertainty concerning the ultimate economic consequences and geopolitical effects of Russia’s military invasion of Ukraine in February 2022 and concerns regarding potential escalation in the region have resulted in increased market volatility.

Templeton Global Smaller Companies Fund | Emerging Market Countries
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Countries: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Templeton Global Smaller Companies Fund | Value Style Investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Style Investing: A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Templeton Global Smaller Companies Fund | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Templeton Global Smaller Companies Fund | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Templeton Global Smaller Companies Fund | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Templeton Global Smaller Companies Fund | MSCI All Country World Index-NR
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index-NR
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
Templeton Global Smaller Companies Fund | MSCI All Country World Small Cap Index-NR
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Small Cap Index-NR
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.26%
Templeton Global Smaller Companies Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,075
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	As of September 30, 2025, the Fund’s year-to-date return was 5.73%.
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	5.73%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.96%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(30.36%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.32%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.05%
Annual Return [Percent]	oef_AnnlRtrPct	(6.99%)
Annual Return [Percent]	oef_AnnlRtrPct	10.24%
Annual Return [Percent]	oef_AnnlRtrPct	25.72%
Annual Return [Percent]	oef_AnnlRtrPct	(17.99%)
Annual Return [Percent]	oef_AnnlRtrPct	24.50%
Annual Return [Percent]	oef_AnnlRtrPct	13.23%
Annual Return [Percent]	oef_AnnlRtrPct	15.14%
Annual Return [Percent]	oef_AnnlRtrPct	(23.95%)
Annual Return [Percent]	oef_AnnlRtrPct	16.64%
Annual Return [Percent]	oef_AnnlRtrPct	3.40%
Templeton Global Smaller Companies Fund | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.89%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.27%
Templeton Global Smaller Companies Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.80%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.21%
Templeton Global Smaller Companies Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,222
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.85%
Templeton Global Smaller Companies Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,203
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.06%
Templeton Global Smaller Companies Fund | Advisor Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,329
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.90%

[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.